PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Computer and software CNY	Dec. 31, 2013 Computer and software CNY	Dec. 31, 2014 Furniture, fixtures and equipment CNY	Dec. 31, 2013 Furniture, fixtures and equipment CNY	Dec. 31, 2014 Vehicles CNY	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY
Property, Plant and Equipment, Net
Property and equipment, gross	65,554,000	114,419,000			17,131,000	42,226,000	7,441,000	21,055,000	5,636,000	6,077,000	35,346,000	45,061,000
Less: accumulated depreciation and amortization	(47,425,000)	(80,985,000)
Property and equipment, net	18,129,000	33,434,000		2,922,000
Depreciation and amortization expenses for property and equipment	16,300,000	18,000,000	22,700,000
Impairment losses for long-lived assets	0	0	0